Consolidated Financial Statements Issuance	12 Months Ended
Dec. 31, 2019
Disclosure of Consolidated Financial Statements Issuance [Abstract]
Consolidated financial statements issuance
26.	Consolidated financial statements issuance

These consolidated financial statements have been issued on May 27, 2020 by Ing. Rufino Vigil Gonzalez and C.P. Mario Moreno Cortez, General Director and Financial Coordinator of Grupo Simec, S.A.B. de C.V., for the approval of the Audit Committee and, where appropriate, by the Board of Directors.